OTHER NON-CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2015
OTHER NON-CURRENT ASSETS [Abstract]
Schedule of other non-current assets
		As of December 31,
	Note	2014	2015

Receivable related to the disposition of equity method investment in Nuomi	Note 7	$18,460	$-
Employee housing loan	(i)	1,653	713
Rental deposit		1,187	1,178
Restricted cash, non-current		314	346
Suppliers deposit		77	76
Total		$21,691	$2,313

(i)	The balance represents the interest-bearing long-term loans to employees provided by the Company during the period from late 2011 to early 2013. Such program was suspended in 2013.